Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 84
3 years	265
5 years	470
10 years	$ 1,061